Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Provision For Income Taxes [Abstract]
Current	$ 2,795	$ 745
Deferred	(77,651)	(318,048)
Total income tax benefit	$ (74,856)	$ (317,303)